THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
LONG-TERM INVESTMENTS (104.8%)
ALASKA (1.1%)
$       2,000     North Slope Borough, Zero Coupon,              GO      Aaa/AAA         06/30/01      0.000%  $   1,628,080
                    (Capital Appreciation, Series A), MBIA
                    Insured...............................
                                                                                                               -------------

ARIZONA (1.8%)
        1,015     Tucson, Street & Highway User Revenue,         RB      Aaa/AAA         07/01/11      7.500       1,212,489
                    (Senior Lien, Series 1994-B), MBIA
                    Insured...............................
        1,250     Tucson, Street & Highway User Revenue,         RB      Aaa/AAA         07/01/12      7.500       1,491,262
                    (Senior Lien, Series 1994-B), MBIA
                    Insured...............................
                                                                                                               -------------
                                                                                                                   2,703,751
                      TOTAL ARIZONA.......................
                                                                                                               -------------

CALIFORNIA (0.7%)
        1,000     Kaweah Delta Hospital District, Tulare         PP       NR/NR          06/01/97(a)   5.250       1,002,920
                    County, (Series F, due 06/01/14)......
                                                                                                               -------------

GEORGIA (0.5%)
          750     Georgia Municipal Electric                     RB        A/A           01/01/12      6.500         805,342
                    Authority,(Refunding, Series A).......
                                                                                                               -------------

ILLINOIS (1.8%)
        2,500     Illinois, Sales Tax Revenue, (Refunding,       RB      Aa3/AAA         06/15/12      6.000       2,616,900
                    Series Q).............................
                                                                                                               -------------

MASSACHUSETTS (0.8%)
        1,000     Massachusetts Bay Transportation               RB       A1/A+          03/01/08      7.000       1,146,650
                    Authority, (General Transportation
                    System, Refunding, Series A)..........
                                                                                                               -------------

NEVADA (0.9%)
        2,450     Clark County School District, Zero             GO      Aaa/AAA         03/01/09      0.000       1,264,200
                    Coupon, (Refunding, Series B), FGIC
                    Insured...............................
                                                                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW JERSEY (1.4%)
$       2,000     New Jersey Turnpike Authority, (Series         RB     Baa1/BBB+        01/01/98      5.200%  $   2,018,160
                    A)....................................
                                                                                                               -------------

NEW YORK (84.8%)
        2,030     Albany County Airport Authority, Airport       RB      Aaa/AAA         12/15/07      5.500       2,044,514
                    Revenue, FSA Insured..................
        2,250     Grand Central District Management              SO      Aaa/AAA         01/01/02(a)   6.500       2,452,477
                    Association Inc., (Business
                    Improvement District, Prerefunded, due
                    01/01/22).............................
          555     Islip, (Prerefunded, due 06/01/01), MBIA       GO      Aaa/AAA         06/01/98(a)   7.300         586,840
                    Insured...............................
        5,500     Metropolitan Transportation Authority,         RB      Aaa/AAA         04/01/11      6.250       5,915,855
                    (Dedicated Tax Fund, Series A), MBIA
                    Insured...............................
        1,370     Metropolitan Transportation Authority,         RB      Baa1/BBB        07/01/02      6.625       1,454,995
                    (Service Contract, Commuter
                    Facilities, Refunding, Series N)......
        1,500     Metropolitan Transportation Authority,         RB      Baa1/BBB        07/01/08      5.750       1,494,930
                    (Service Contract, Commuter
                    Facilities, Refunding, Series O)......
        1,500     Metropolitan Transportation Authority,         RB      Aaa/AAA         07/01/07      6.300       1,621,005
                    (Transportation Facilities, Refunding,
                    Series K), MBIA Insured...............
        1,075     Monroe County, (Public Improvement,            GO      Aaa/AAA         06/01/08      5.875       1,131,695
                    Partially Prerefunded, Partially
                    Escrowed to Maturity), AMBAC
                    Insured...............................
           55     Monroe County, (Public Improvement,            GO      Aaa/AAA         06/01/08      5.875          58,230
                    Prerefunded, Escrowed to Maturity),
                    AMBAC Insured.........................
        2,000     Municipal Assistance Corp. for the City        RB       Aa2/AA         07/01/99      7.000       2,107,860
                    of New York,
                    (Series 68)...........................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       2,000     Municipal Assistance Corp. for the City        RB      Aaa/AAA         07/01/00      6.000%  $   2,083,160
                    of New York,
                    (Series D), AMBAC Insured.............
        1,460     New York City Industrial Development           RB      Baa3/NR         08/01/05      6.000       1,494,427
                    Agency, Civil Facilities Revenue,
                    (YMCA Greater New York Project).......
        1,000     New York City Industrial Development           RB      Baa3/NR         08/01/06      6.000       1,019,220
                    Agency, Civil Facilities Revenue,
                    (YMCA Greater New York Project).......
        1,475     New York City Municipal Water Finance          RB       NR/AAA         06/15/99(a)   7.375       1,589,799
                    Authority, (Water and Sewer Systems,
                    Prerefunded, Series A, due
                    06/15/09).............................
        1,900     New York City, (Prerefunded, Series D,         GO      Aaa/BBB+        02/01/02(a)   7.500       2,144,948
                    due 02/01/19).........................
        1,500     New York City,(Refunding, Escrowed to          GO      Aaa/AAA         08/01/00      7.875       1,651,290
                    Maturity, Series H)...................
        1,750     New York City, (Refunding, Series A)....       GO     Baa1/BBB+        08/01/02      5.750       1,783,582
        1,250     New York City, (Refunding, Series A)....       GO     Baa1/BBB+        08/01/04      7.000       1,356,287
        6,000     New York City, (Refunding, Series A, due       GO     Baa1/BBB+        08/01/02(a)   6.250       6,247,140
                    08/01/03).............................
        1,070     New York City, (Refunding, Series C)....       GO     Baa1/BBB+        02/01/04      6.000       1,097,585
        1,500     New York City, (Refunding, Series H)....       GO     Baa1/BBB+        03/15/05      6.500       1,581,735
        1,000     New York State Dormitory Authority,            RB      Baa1/BBB        07/01/03      8.750       1,175,460
                    (City University System, Series D)....
        1,900     New York State Dormitory Authority,            RB      Aaa/AAA         08/15/04      6.000       2,007,445
                    (Mental Health Services Facilities
                    Improvement, Refunding, Series E),
                    AMBAC Insured.........................
        5,650     New York State Dormitory Authority,            RB     Baa1/BBB+        02/15/06      6.000       5,782,097
                    (Mental Health Services Facilities
                    Improvements, Refunding, Series B)....

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,175     New York State Dormitory Authority,            RB     Baa1/BBB+        02/15/09      6.500%  $   1,258,343
                    (Mental Health Services Facilities
                    Improvements, Series B)...............
        1,750     New York State Dormitory Authority,            RB      Aaa/BBB+        05/15/00(a)   7.250       1,915,830
                    (State University Educational
                    Facilities, Prerefunded, Series B, due
                    05/15/15).............................
        1,500     New York State Dormitory Authority,            RB     Baa1/BBB+        05/15/04      6.500       1,591,830
                    (State University Educational
                    Facilities, Refunding, Series A)......
        1,500     New York State Dormitory Authority,            RB      Aaa/AAA         05/15/07      5.500       1,546,890
                    (State University Educational
                    Facilities, Refunding, Series A),
                    AMBAC Insured.........................
        3,000     New York State Dormitory Authority,            RB      Aaa/AAA         05/15/11      5.875       3,110,760
                    (State University Educational
                    Facilities, Refunding, Series A), FGIC
                    Insured...............................
        1,000     New York State Dormitory Authority,            RB     Baa1/BBB+        05/15/99      6.625       1,037,340
                    (State University Educational
                    Facilities, Series A).................
        1,210     New York State Dormitory Authority,            RB       A1/A+          07/01/06      6.500       1,321,441
                    (University of Rochester, Series A)...
        1,110     New York State Dormitory Authority,            RB      Aaa/AAA         07/01/11      6.000       1,167,587
                    Lease Revenue, (State University
                    Dormitory Facilities, Series A), AMBAC
                    Insured...............................
        1,000     New York State Housing Finance Agency,         RB      Aaa/AAA         03/15/01(a)   7.800       1,125,930
                    (Service Contract Obligation,
                    Prerefunded, Series A, due
                    09/15/20).............................
        1,250     New York State Local Government                RB      Aaa/AAA         04/01/01(a)   7.000       1,377,863
                    Assistance Corp., (Prerefunded, Series
                    A, due 04/01/16)......................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,000     New York State Local Government                RB      Aaa/AAA         04/01/02(a)   7.125%  $   1,120,180
                    Assistance Corp., (Prerefunded, Series
                    A, due 04/01/21)......................
        3,350     New York State Local Government                RB        A3/A          04/01/14      6.000       3,473,314
                    Assistance Corp., (Refunding, Series
                    E)....................................
        1,000     New York State Local Government                RB        A3/A          04/01/00      6.200       1,041,800
                    Assistance Corp., (Series A)..........
        1,000     New York State Local Government                RB        A3/A          04/01/12      6.000       1,044,370
                    Assistance Corp., (Series C)..........
        1,500     New York State Medical Care Facilities         RB     Baa1/BBB+        02/15/03      6.000       1,546,950
                    Finance Agency, (Mental Health
                    Services, Refunding, Series F)........
        1,000     New York State Medical Care Facilities         RB      Aaa/AAA         02/15/99(a)   7.800       1,080,580
                    Finance Agency, (Prerefunded, due
                    02/15/19).............................
        1,565     New York State Medical Care Facilities         RB      Aaa/AAA         02/15/00(a)   7.450       1,713,299
                    Finance Agency, (St. Lukes Hospital,
                    Prerefunded, Series B, due 02/15/29),
                    FHA Insured...........................
        2,000     New York State Power Authority, (Revenue       RB       Aa/AA-         01/01/03      6.625       2,166,700
                    & General Purpose, Refunding, Series
                    W)....................................
        2,195     New York State Power Authority, (Revenue       RB       Aa/AA-         01/01/08      6.500       2,412,305
                    & General Purpose, Refunding, Series
                    W)....................................
        3,000     New York State Thruway Authority,              RB      Aaa/AAA         04/01/04      6.250       3,219,210
                    (Highway & Bridge, Series A), MBIA
                    Insured...............................
        1,050     New York State Thruway Authority,              RB      Aaa/AAA         04/01/02      5.375       1,075,148
                    (Highway & Bridge, Series B), FGIC
                    Insured...............................
        2,000     New York State Thruway Authority,              RB      Baa1/BBB        04/01/05      6.000       2,060,120
                    (Service Contract, Local Highway &
                    Bridge)...............................

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       2,470     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/06      6.250%  $   2,576,136
                    (Center for Industrial Innovation,
                    Refunding)............................
        1,155     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/07      6.250       1,201,893
                    (Center for Industrial Innovation,
                    Refunding)............................
          500     New York State Urban Development Corp.,        RB       Aaa/NR         01/01/00(a)   7.750         550,250
                    (Correctional Capital Facilities,
                    Prerefunded, Series 1, due
                    01/01/14).............................
        3,000     New York State Urban Development Corp.,        RB       Aaa/NR         01/01/01(a)   6.500       3,191,880
                    (Correctional Capital Facilities,
                    Prerefunded, Series 2, due
                    01/01/21).............................
        1,000     New York State Urban Development Corp.,        RB      Baa1/BBB        01/01/99      4.300         994,670
                    (Correctional Capital Facilities,
                    Series 7).............................
        2,635     New York State Urban Development Corp.,        RB        A/A           01/01/06      6.000       2,764,431
                    (Sub-Lien, Refunding).................
        2,715     New York State Urban Development Corp.,        RB        A/A           07/01/06      6.000       2,854,307
                    (Sub-Lien, Refunding).................
        5,250     New York State, (Refunding, Series A)...       GO       A2/A-          07/15/06      6.500       5,731,058
        3,500     New York State, (Refunding, Series C)...       GO       A2/A-          10/01/04      6.000       3,703,210
        2,000     Port Authority of New York & New Jersey,       RB      Aaa/AAA         07/15/06      6.000       2,115,000
                    (Series 108), FGIC Insured............
        1,030     Suffolk County Water Authority, Water          RB      Aaa/AAA         06/01/00(a)   6.600       1,109,588
                    Systems Revenue, (Prerefunded, due
                    06/01/04), AMBAC Insured..............
        1,000     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/11      6.000       1,050,660
                    (General Purpose, Series A)...........

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
NEW YORK (CONTINUED)
$       1,000     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/12      6.625%  $   1,114,170
                    (General Purpose, Series X)...........
        1,500     Triborough Bridge & Tunnel Authority,          RB       Aa/A+          01/01/07      5.900       1,577,025
                    (General Purpose, Series Y)...........
        3,000     Triborough Bridge & Tunnel Authority,          RB       Aaa/A+         01/01/01(a)   7.000       3,292,440
                    (Prerefunded, Series T, due
                    01/01/20).............................
        1,000     Trust for Cultural Resources of the City       PP       NR/NR          10/01/01(a)   5.250         995,020
                    of New York, (Series 1997, due
                    01/01/05).............................
        3,230     Yonkers, (Series C), AMBAC Insured......       GO      Aaa/AAA         08/01/04      5.500       3,317,921
                                                                                                               -------------
                                                                                                                 125,430,025
                      TOTAL NEW YORK......................
                                                                                                               -------------

PUERTO RICO (7.7%)
        8,000     Puerto Rico Commonwealth,                      GO       Baa1/A         07/01/99      5.500       8,144,800
                    (Refunding)*..........................
        3,000     University of Puerto Rico, (Refunding,         RB      Aaa/AAA         06/01/05      6.250       3,254,940
                    Series N), MBIA Insured...............
                                                                                                               -------------
                                                                                                                  11,399,740
                      TOTAL PUERTO RICO...................
                                                                                                               -------------

TEXAS (0.1%)
         200      Austin, Water, Sewer & Electric Revenue,       RB        A/NR        11/15/97       13.500         211,684
                    (Escrowed to Maturity, Refunding).....
                                                                                                               -------------

VIRGINIA (1.4%)
       2,000      Virginia State Public Building                 RB       Aa/AA        08/01/03        5.100       2,019,240
                    Authority.............................
                                                                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL                                                              MOODY'S
    AMOUNT                                                  SECURITY       S&P          MATURITY
(IN THOUSANDS)              SECURITY DESCRIPTION              TYPE     (UNAUDITED)        DATE        RATE         VALUE
--------------    ----------------------------------------  --------   ------------   ------------   -------   -------------
MISCELLANEOUS (1.8%)
$       2,100     Mashantucket Western Pequot Tribe,             RB      Baa/BBB         09/01/01      6.250%  $   2,183,391
                    Special Revenue,
                    (Series A), 144A......................
          500     Mashantucket Western Pequot Tribe,             RB      Baa/BBB         09/01/02      6.250         520,890
                    Special Revenue,
                    (Series A), 144A......................
                                                                                                               -------------
                                                                                                                   2,704,281
                      TOTAL MISCELLANEOUS.................
                                                                                                               -------------
                                                                                                                 154,950,973
                  TOTAL INVESTMENTS (COST $153,452,372) (104.8%)............................................
                                                                                                                  (7,027,989)
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%).............................................
                                                                                                               -------------
                                                                                                               $ 147,922,984
                  NET ASSETS (100.0%).......................................................................
                                                                                                               -------------
                                                                                                               -------------

------------------------------
Note: Based on the cost of investments of $153,452,372 for federal income tax purposes at March 31, 1997, the aggregate gross unrealized appreciation and depreciation was $2,069,992 and $571,391, respectively, resulting in net unrealized appreciation of investments of $1,498,601.

(a) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Defintion of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, FSA - Financial Security Assurance, GO - General Obligation, MBIA - Municipal Bond Investors Assurance Corp., PP - Private Placement, RB - Revenue Bond, SO - Special Obligation.

Escrowed to Maturity--Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

Prerefunded--Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding--Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A--Securities restricted for resale to Qualified Institutional Buyers.

* When-issued--A conditional transaction in a security authorized for issuance but not yet actually issued.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $153,452,372 )          $154,950,973
Interest Receivable                                   2,370,644
Deferred Organization Expenses                            4,627
Prepaid Trustees' Fees                                      367
Prepaid Expenses and Other Assets                           322
                                                   ------------
    Total Assets                                    157,326,933
                                                   ------------

LIABILITIES
Payable for Investments Purchased                     8,207,431
Payable to Custodian                                  1,113,872
Advisory Fee Payable                                     38,600
Custody Fee Payable                                      11,729
Administrative Services Fee Payable                       7,361
Administration Fee Payable                                  374
Fund Services Fee Payable                                   360
Accrued Expenses                                         24,222
                                                   ------------
    Total Liabilities                                 9,403,949
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $147,922,984
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $6,579,985

EXPENSES
Advisory Fee                                       $380,380
Custodian Fees and Expenses                          61,316
Professional Fees and Expenses                       47,258
Administrative Services Fee                          37,675
Administration Fee                                    6,531
Fund Services Fee                                     5,302
Amortization of Organization Expense                  2,305
Trustees' Fees and Expenses                           2,200
Miscellaneous                                         3,218
                                                   --------
    Total Expenses                                               546,185
                                                              ----------
NET INVESTMENT INCOME                                          6,033,800

NET REALIZED LOSS ON INVESTMENTS                                 (18,872)

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                   (401,871)
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $5,613,057
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                   MARCH 31, 1997   MARCH 31, 1996
                                                   --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    6,033,800   $   3,877,559
Net Realized Gain (Loss) on Investments                   (18,872)        547,038
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                          (401,871)        916,458
                                                   --------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                        5,613,057       5,341,055
                                                   --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          71,063,672      45,071,889
Withdrawals                                           (27,423,240)    (10,574,756)
                                                   --------------   --------------
    Net Increase from Investors' Transactions          43,640,432      34,497,133
                                                   --------------   --------------
    Total Increase in Net Assets                       49,253,489      39,838,188

NET ASSETS
Beginning of Fiscal Year                               98,669,495      58,831,307
                                                   --------------   --------------
End of Fiscal Year                                 $  147,922,984   $  98,669,495
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE
                                                   FISCAL YEAR     FOR THE PERIOD
                                                   ENDED MARCH     APRIL 11, 1994
                                                       31,        (COMMENCEMENT OF
                                                   ------------    OPERATIONS) TO
                                                   1997   1996     MARCH 31, 1995
                                                   ----   -----   ----------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.43%   0.44%             0.48%(a)
  Net Investment Income                            4.75%   4.72%             4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                            --      --              0.03%(a)
  Portfolio Turnover                                 35%     41%               63%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York State residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended March 31, 1997, such fees amounted to $380,380.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, such fees amounted to $4,617. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios, JPM SeriesTrust and JPM Series Trust
      II. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $1,914.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds were no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1997
--------------------------------------------------------------------------------
      assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $8,835.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 through March 31, 1997, the fee for these services amounted to $28,840.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $5,302 for the fiscal year ended March 31, 1997.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended March 31, 1997, were as follows:

                                                     COST OF       PROCEEDS
                                                    PURCHASES     FROM SALES
                                                   ------------   -----------
Municipal Obligations............................  $ 99,205,542   $40,973,477
U.S. Government and Agency Obligations...........     2,376,172     2,452,734
                                                   ------------   -----------
                                                   $101,581,714   $43,426,211
                                                   ------------   -----------
                                                   ------------   -----------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Total Return Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Total Return Bond Portfolio (the "Portfolio") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and supplementary data for each of the two years in the period then ended and for the period April 11, 1994 (commencement of operations) to March 31, 1995 in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
May 14, 1997

34